Significant Accounting Policies - Additional Information (Detail) $ in Millions			12 Months Ended
	Mar. 31, 2019 INR (₨)	Apr. 01, 2018 INR (₨)	Mar. 31, 2019 INR (₨) Segments	Mar. 31, 2019 USD ($) Segments	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of summary of significant accounting policies [line items]
Assets written off/loss on sale of assets and others (net)			₨ 13,186,700,000	$ 190.7	₨ 29,148,600,000	₨ 11,418,600,000
Amount available for distribution	₨ 0		₨ 0
Number of reportable sub-segments | Segments			4	4
Decrease in retained earnings		₨ (177,800,000)
Decrease in both revenue and expenses			₨ 45,926,900,000
Contract liabilities	(92,504,700,000)		(92,504,700,000)		(78,678,900,000)
Operating lease liability	58,497,700,000		58,497,700,000
Right to use assets	56,536,300,000		₨ 56,536,300,000
Decrease in retained earnings from adoption of IFRS 16	₨ (1,961,400,000)
Convenience translation, rate of INR per US$1.00	69.155		69.155
Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of voting power held in associates			20.00%	20.00%
Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of voting power held in associates			50.00%	50.00%
Product warranty claim, timing of outflow period			6 years	6 years
Leasing arrangement, timing of outflow period			3 years	3 years
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of summary of significant accounting policies [line items]
Number of days salary payable for lump sum payment			30 days	30 days
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Number of years of employment eligible for lump sum payment			1 year	1 year
Provident Fund and Family Pension [Member]
Disclosure of summary of significant accounting policies [line items]
Percentage of the covered employees' salary contributed to defined contribution plan			12.00%	12.00%
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of summary of significant accounting policies [line items]
Retained earnings					418,000,000
Warranty provision					1,376,500,000
Contract liabilities					₨ 1,794,500,000
Gratuity benefits [Member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Number of days of salary payable related to gratuity plan			15 days	15 days
Vesting period related to gratuity plan			5 years	5 years
Gratuity benefits [Member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Number of days of salary payable related to gratuity plan			30 days	30 days
Superannuation plan [member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of annual basic salary for monthly pension benefits after retirement			0.75%	0.75%
Superannuation plan [member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of annual basic salary for monthly pension benefits after retirement			2.00%	2.00%
Maximum percentage of salary entitled to benefits			15.00%	15.00%
Maximum percentage of employees salary contributed to plan			15.00%	15.00%
Maximum amount of employees salary contributed to plan			₨ 150,000
Bhavishya Kalyan Yojana [Member]
Disclosure of summary of significant accounting policies [line items]
Percentage of salary drawn eligible for monthly payments			50.00%	50.00%
Product development costs [Member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Product development cost, amortization period			24 months	24 months
Product development costs [Member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Product development cost, amortization period			120 months	120 months